Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	QUAKER INVESTMENT TRUST
Central Index Key	0000870355
Amendment Flag	false
Document Creation Date	Oct. 02, 2018
Document Effective Date	Oct. 02, 2018
Prospectus Date	Oct. 02, 2018
Quaker Impact Growth Fund | Advisor Class
Prospectus:
Trading Symbol	QUAGX
Quaker Impact Growth Fund | Institutional Class
Prospectus:
Trading Symbol	QAGIX
Quaker Small/Mid-Cap Impact Value Fund | Advisor Class
Prospectus:
Trading Symbol	QUSVX
Quaker Small/Mid-Cap Impact Value Fund | Institutional Class
Prospectus:
Trading Symbol	QSVIX
Quaker Global Tactical Allocation Fund | Advisor Class
Prospectus:
Trading Symbol	QTRAX
Quaker Global Tactical Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	QTRIX
Quaker Mid Cap Value Fund | Advisor Class
Prospectus:
Trading Symbol	QMCVX
Quaker Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QMVIX